Non-Controlling Interests	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests
Non-Controlling Interests
(19)	Non-Controlling Interests

Details of non-controlling interests and movement at 31 December 2024 are as follows:

	Thousands of Euros
				Business
		Balance at		combinations /		Other	Translation	Balance at
	Reference	31/12/2023	Additions	additions	Dividends	movements	differences	31/12/2024
Grifols (Thailand) Pte Ltd		5,244	213	—	(65)	—	345	5,737
Grifols Malaysia Sdn Bhd		4,230	180	(4,697)	—	—	287	—
Araclon Biotech, S.A.		(1,137)	(267)	—	—	—	—	(1,404)
Haema GmbH		253,620	6,191	—	—	—	—	259,811
BPC Plasma, Inc		147,657	27,722	—	(39,509)	14	9,718	145,602
Grifols Diagnostics Solutions Inc.		1,347,323	47,619	507,803	(25,400)	396	92,365	1,970,106
Plasmavita Healthcare		12,768	3,693	—	—	—	—	16,461
Haema Plasma Kft	Note 2 (b)	20,344	204	(20,978)	—	—	430	—
G Pyrenees Research Cntr		22	(179)	157	—	—	—	—
Albimmune SL		(1,762)	(805)	—	—	—	—	(2,567)
Biotest AG		357,010	(28,685)	—	(898)	—	2,125	329,552
		2,145,319	55,886	482,285	(65,872)	410	105,270	2,723,298

On October 22, 2024, the Group acquired the entirety of Haema Plasma Kft., as detailed in note 2(b), which has resulted in a reduction of said non-controlling interest in its entirety.

Additionally, in the context of the agreement for the sale of the 20% stake in SRAAS (note 12), the effective percentage of the non-controlling interest in Grifols Diagnostic Solutions Inc. has increased by 11.96% reaching a 45%, representing an increase in the equity attributed to minority parties of Euros 507,803 thousand.

In 2024, Grifols Diagnostic Solutions Inc. has distributed a dividend of US Dollar 60 million, having an impact against Group’s non-controlling reserves of Euros 25,400 thousand. Furthermore, BPC Plasma, Inc. has made a distribution of dividends without cash outflow and in compensation for “Other loans to related parties” to its shareholder Scranton Plasma B.V. worth Euros 39,509 thousand (notes 11 and 31).

Details of non-controlling interests and movement at 31 December 2023 are as follows:

	Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter		Other	Translation	Balance at
	Reference	31/12/2022	Additions	additions	Dividends	movements	differences	31/12/2023
Grifols (Thailand) Pte Ltd		4,779	642	—	(28)	—	(149)	5,244
Grifols Malaysia Sdn Bhd		3,663	850	—	—	—	(283)	4,230
Araclon Biotech, S.A.		(593)	(544)	—	—	—	—	(1,137)
Kiro Grifols, S.L.		(25)	(301)	326	—	—	—	—
Haema GmbH		228,684	24,936	—	—	—	—	253,620
BPC Plasma, Inc		354,502	67,892	—	(266,406)	11	(8,342)	147,657
Grifols Diagnostics Solutions Inc.		1,353,674	39,670	—	—	74	(46,095)	1,347,323
Plasmavita Healthcare		10,134	2,634	—	—	—	—	12,768
Haema Plasma Kft	Nota 2 (b)	11,939	7,769	—	—	—	636	20,344
G Pyrenees Research Cntr		(6)	(12)	—	—	40	—	22
Albimmune SL		(741)	(1,021)	—	—	—	—	(1,762)
Biotest AG		361,596	(21,161)	6,283	—	(64)	10,356	357,010
		2,327,606	121,354	6,609	(266,434)	61	(43,877)	2,145,319

During the 2023 financial year, BPC Plasma, Inc. distributed a dividend without cash outflow compensating “Other loans to related parties”. This dividend corresponded to the result of the previous 4 financial years, valued at Euros 266,406 thousand to its shareholder Scranton Plasma B.V. This distribution had an impact against the Group’s non- controlling interests reserves (note 11).

During 2023, Grifols’ stake in SRAAS increased from 26.20% to 26.58% as a result of the purchase of SRAAS’s own shares. Therefore, the effective percentage of non-controlling interest was reduced from 33.21% to 33.04%.

At 31 December 2024 and 2023, the main items in the balance sheets of the most significant non- controlling interests are as follows:

	Thousands of Euros
	31/12/2024
					Total Consolidated Equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Biotest Group	2,129,723	779,584	(539,279)	(656,572)	1,105,139	29.8%	329,552
GDS Group	4,626,938	253,256	(367,987)	(134,193)	4,378,013	45.0%	1,970,106
Haema GmbH	229,931	120,724	(33,986)	(50,293)	259,811	100%	259,811
BPC Plasma, Inc	239,579	25,975	(53,382)	(22,236)	145,602	100%	145,602
	7,226,171	1,179,539	(994,634)	(863,294)	5,888,565		2,705,071

	Thousands of Euros
	31/12/2023
					Total Consolidated Equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Biotest Group	2,151,817	695,652	(537,781)	(650,627)	1,197,218	29.8%	357,010
GDS Group	4,216,198	273,576	(323,673)	(109,121)	4,056,980	33.2%	1,347,323
Haema GmbH	232,428	127,726	(28,859)	(74,680)	253,620	100%	253,620
BPC Plasma, Inc	228,306	23,004	(48,510)	(19,329)	147,657	100%	147,657
	6,828,749	1,119,958	(938,823)	(853,757)	5,655,475		2,105,610

	Thousands of Euros				Thousands of Euros
	2024				2023
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Biotest group	726,317	(96,194)	29.8%	(28,685)	684,521	(70,962)	29.8%	(21,161)
GDS Group	578,000	122,440	45.0%	47,619	605,851	119,453	33.2%	39,670
Haema GmbH	203,664	6,191	100.0%	6,191	194,892	24,936	100.0%	24,936
BPC Plasma, Inc	223,755	27,720	100.0%	27,722	248,918	67,892	100.0%	67,892
	1,731,736	60,157		52,847	1,734,182	141,319		111,337

Detail of cash flows of the most significant non-controlling interests is as follows:

	Thousands of Euros
	2024				2023
	Haema GmbH	BPC Plasma	Biotest Group	GDS Group	Haema GmbH	BPC Plasma	Biotest Group	GDS Group

Net cash flows from operating activities	17,640	39,188	62,960	212,945	23,278	5,814	(3,608)	232,418
Net cash flows from investing activities	(11,474)	(32,996)	(26,702)	(53,711)	(28,367)	(8,421)	209	(204,591)
Net cash flows from financing activities	—	—	(36,427)	(159,695)	—	—	(4,829)	(27,378)
	6,166	6,192	(169)	(461)	(5,089)	(2,607)	(8,228)	449

Haema GmbH and BPC Plasma, Inc.

In mid-2018, Grifols acquired 100% of the shares of Haema GmbH and BPC Plasma, Inc., which were subsequently sold to Scranton in December 2018, for the same amount and conditions under which they were acquired.

The following indicators support the power that Grifols maintains over these companies, even after their sale to Scranton and that, therefore, it retains control over Haema and BPC in accordance with IFRS 10:

-	Grifols has an option to repurchase 100% of both companies exercisable at any time, which, in addition, has a substantive character insofar as there are no restrictions on its exercise (even when the sales contract includes a nullity clause of the option in the event of default by the buyer, Grifols will maintain the ability to exercise said purchase option in the 90-day period that the buyer has to remedy a non-payment situation);
-	There are no shareholder agreements that establish that relevant decisions are approved in a manner different from by majority vote.
-	Grifols has the financial capacity to exercise the purchase option;
-	Although Grifols does not have voting rights, it maintains power in both companies, through its ability to exercise the repurchase option which grants it potential voting rights;
-	Furthermore, Grifols is the manager of both companies through the management contract in the plasma collection business of the donation centers, which includes general management and joint approval of the business plan, granting the intellectual property license and know-how.
-	Additionally, there is a plasma supply agreement for 30 years where the plasma that these entities will produce will be almost entirely to meet Grifols’ needs. The sale price of the plasma is established based on the full cost of production, plus a fixed margin. Both contracts have the same duration.
-	Therefore, although Scranton owns all of the voting rights, Grifols manages the businesses and acquires 100% of BPC and Haema’s production and in the event of any discrepancy between Scranton and Grifols, Grifols has the ability to exercise the right of the purchase option at any time.

As a result of all of the above, Grifols has the power to direct the relevant activities of these companies, since it manages them and jointly determines their business plan, having the unilateral right to repurchase 100% of both companies. The fact that Grifols has a currently exercisable purchase option implies that it acts as principal in the exercise of power (i) through the management contract and (ii) by not having delegated said power. Therefore, Grifols maintains control in both companies and therefore consolidates them.

In relation to the purchase option and given that it is based on a variable number of shares and a variable acquisition price, said instrument is a derivative financial instrument that must be valued at fair value with changes in the profit and loss account.

Based on the abovementioned contractual conditions, Grifols has estimated the value of the exercise of the repurchase option as follows: (i) the price at which the Selling Companies sold the shares to Scranton (totalling USD 538,000,000) increased by any expenses relating to the completion of the transactions contemplated in the relevant share purchase agreement, plus (ii) the change in working capital. Based on the business models of Haema and BPC, this change in working capital is expected to primarily reflect the undistributed profits at the time of exercise of the repurchase option. Given that the price of the exercise of the repurchase option aligns closely with the fair value of BPC and Haema, this option’s overall value is not considered significant. Furthermore, since the valuation of the option relies on unobservable market factors, it falls under Level 3 of the fair value hierarchy. Considering the uncertainties underlying the valuation of the option as it deals with non-observable variables, and the value of the same not being significant, said value has not been recognized as a 31 December 2024 and 2023 (not 29).

GDS Group

Previous to the sale of the 20% participation in SRAAS, there was an indirect participation:

-	Grifols owned a 26.58% stake in SRAAS (associated company), and a 55% stake in GDS (subsidiary) and;
-	SRAAS owns a 45% stake in GDS (company associated with SRAAS).

Since IAS 28 does not address how to account for cross-participations, Grifols opted to: in the equity method of integration of the result of SRAAS, the result that SRAAS recognized when integrating the result of GDS by its percentage of participation (45% of GDS) was excluded. Therefore, Grifols’ consolidated result did not include 11.96% of GDS’s result recognized in SRAAS (equivalent to 45%*26.58%) to avoid duplications, since the GDS Group is consolidated by global integration.

When determining the allocation of the GDS result attributed to the non-controlling interest (SRAAS), SRAAS’s percentage of participation in GDS was adjusted by 11.96% and therefore, the percentage to attribute the result was 33.04% (45% - 11.96%) and 33.21% for the period ended as of 31 December 2023 and 31 December 2022 respectively.

As a result of the sale transaction (note 12), Grifols now owns 6.58% of the participation in SRAAS (financial investment), so it losses its significant influence over its interest in SRAAS and, consequently, its indirect 11.96% stake in GDS’ capital that it held. In the current year, the effective percentage of non-controlling interest recognized in GDS increased to 45%.

Grifols, S.A. has control over Grifols Diagnostic Solutions, Inc (hereinafter GDS) through Grifols Shared Services North America, Inc (hereinafter GSSNA), following the entry of the new shareholder Shanghais RAAS Blood Products Co Ltd (hereinafter SRAAS).

Grifols, S.A., through GSSNA, owns 60% of the Class A shares with voting rights and 50% of the Class B shares without voting rights, with both classes of shares having the same economic rights, so the economic rights amount to 55%. SRAAS owns 40% of class A shares and 50% of class B shares and economic rights of 45%.

Both shareholders have the right of first refusal in the event of a sale of the stake by each of the parties. In addition, SRAAS has certain veto rights, although Grifols has control over GDS for the following reasons:

●	Grifols holds 60% of the voting rights and has 3 members on the Board of Directors out of a total of 5 members.
●	The dividend distribution policy is decided and approved unilaterally by Grifols.
●	It has been expressly endorsed by the parties in their agreements that Grifols has control over GDS;
●	In the meetings of the Board there is no reference or formal approval of the business and investment plan by SRAAS, and only very generic presentations of results are made and at no time do they mention or compare with the budget, but comparisons are made with respect to the previous comparative period;
●	Grifols only requires approval for investments or divestments in relevant assets, understood as such amounts greater than 30% of GDS’s assets. It should be noted that investments in GDS accumulated in the last twelve months in their budgets are well below this threshold;
●	The absence of control or joint control implies a risk to the performance of SRAAS and to mitigate this, a minimum accumulated EBITDA guarantee;
●	GDS is directed, operated and managed directly by Grifols, without SRAAS having any relevant involvement;
●	SRAAS does not have the power to appoint or remove GDS management.